Submission	Nov. 26, 2025
Submission [Line Items]
Central Index Key	0001068851
Registrant Name	PROSPERITY BANCSHARES INC
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A